SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of these financial statements.

On November 6, 2023, we entered into agreements with Ispire North America, LLC, to, under license, manufacture and distribute vaporizer products under our joint venture celebrity brands.

December 31, 2023 Acquisition

Effective July 24, 2023, we acquired from Viva Veritas LLC (“Veritas”) its 50% ownership interest in Green Star Labs, Inc., a Delaware corporation (“Green Star Labs”), together with additional equipment and inventory related to bottling and gummy production, for total consideration of $3,500,000, with $300,000 paid in cash (which was deemed previously paid by the Company), and $3,200,000 paid by the issuance of a convertible promissory note to the Seller (the “Veritas Note”).

The Veritas Note matures twelve months after issuance, and unpaid principal accrues interest at 10% per annum. The Veritas Note is convertible at the election of the holder into shares of Common Stock at any time six months following issuance at a conversion price equal to 95.238% multiplied by the average of the closing bid prices during the three trading days prior to conversion; provided, however, that the holder may not convert the Veritas Note into Common Stock to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of issued and outstanding Common Stock. Additionally, the Veritas Note contains a maximum issuance limitation such that the Veritas Note will no longer be convertible after we have issued an aggregate of 5,572,000 shares upon conversion of the Veritas Note.

The other 50% ownership interest in Green Star Labs was owned by our majority shareholder, Green Globe International, Inc., a Delaware corporation (“GGII”).

Effective December 31, 2023, we acquired from GGII the remaining 50% ownership interest in Green Star Labs for a purchase price of $2,500,000, paid by the issuance of a $2,500,000 promissory note to GGII (the “GGII Note”), resulting in Green Star becoming a wholly owned subsidiary of the Company.

The GGII Note matures twelve months after issuance, can be paid in cash or via the cancellation of receivables owed to us by GGII in our discretion, and interest accrues at 10% per annum for that portion of the GGII Note that is paid in cash. The GGII Note is not convertible into Common Stock.

These acquisitions furthered our plans to increase our product line and manufacturing capabilities to cover a broad range of nutraceutical products which will be produced at the Company’s approximately 50,000-sf certified GMP facility in San Diego.

Recent Financings

Beginning on October 19, 2023, the Company entered into the first of several securities purchase agreements for the sale of, in the aggregate, (i) up to $3,000,000 in convertible promissory notes, (ii) warrants to purchase up to 1,300,000 shares of common stock, and (iii) up to 300,000 shares of common stock (the “Financing Transactions”).

The Financing Transactions have resulted in the issuance of 299,989 shares of our Common Stock and instruments exercisable for or convertible into a substantial number of additional shares of our Common Stock, diluting the interests of our existing shareholders. The purchasers of our securities in these transactions were granted registration rights with respect to the Common Stock issued to them, and to be issued to them upon the exercise of warrants or conversion of convertible notes granted to them as part of such transactions. These transactions consist of the following:

October 19th Financing Transaction

Effective October 19, 2023, we entered into a securities purchase agreement (the “FirstFire October 19th SPA”) with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (“FirstFire”), pursuant to which we sold, and FirstFire purchased, (i) a convertible promissory note in the principal amount of $277,777.78 (the “FirstFire October 19th Note”), (ii) warrants to purchase 120,370 shares of Common Stock (the “FirstFire October 19th Warrants”), and (iii) 27,777 shares of Common Stock (the “FirstFire October 19th Shares”), for an aggregate purchase price of $250,000 (the “FirstFire October 19th Transaction”), and we also entered into a registration rights agreement with FirstFire (the “FirstFire October 19th RRA”). The FirstFire October 19th Transaction closed on October 19, 2023, and on such date pursuant to the FirstFire October 19th SPA, FirstFire’s legal expenses of $10,000 were paid from the gross purchase price, our broker-dealer in connection with the transaction was paid $20,000 from the gross purchase price, we received net funding of $220,000, and the FirstFire October 19th Note, FirstFire October 19th Warrants, and FirstFire October 19th Shares were issued to FirstFire.

The FirstFire October 19th Note matures 12 months following the issue date, accrues guaranteed interest of 10% per annum (with the first 12 months of interest guaranteed and earned in full as of issuance of the note), is unsecured, and is required to be repaid $46,300/month for 6 months beginning February 18, 2024, with additional payments of $9,300/month due on August 18, 2024, and September 18, 2024, and all other amounts under the note due on October 18, 2024. The FirstFire October 19th Note is convertible into shares of Common Stock at the election of the holder at a conversion price equal to $1.50/share subject to adjustment as provided in the FirstFire October 19th Note (the “Conversion Price”). The Conversion Price shall be adjusted if an Event of Default (as such term is defined in the FirstFire October 19th Note, and which includes any failure to pay monthly amortization payments as required by the FirstFire October 19th Note) has occurred, in which case the Conversion Price shall mean the lesser of (i) 75% of $1.50/share (which percentage shall be reduced by 10% for each 30 calendar day period that passes after the Event of Default, but shall not be reduced lower than 50%), or (ii) 90% of the lowest volume-weighted average price on any trading day (any day that shares of Common Stock are listed for trading or quotation on any exchange or trading market is listed or traded, or if the Common Stock is not listed or traded, any calendar day) during the 5 trading days prior to the conversion date (which percentage shall be reduced to 87.5% if the Company has failed to make a required monthly payment); provided, however, that the holder may not convert the FirstFire October 19th Note to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of the issued and outstanding Common Stock. In addition, if at any time while the convertible note remains outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable conversion price of the convertible note, the holder of the convertible note shall have the right to reduce the conversion price to such lower price. Finally, the holder is entitled to deduct $1,750 from the conversion amount in each note conversion to cover the holder’s fees associated with the conversion, provided that the gross conversion amount in that conversion is at least $25,000.

The FirstFire October 19th Warrants have a 5-year term, are exercisable on a cashless basis, and have an exercise price of $1.50, subject to customary anti-dilution adjustments. In addition, subject to certain limited exceptions, if at any time while the FirstFire October 19th Warrants remain outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable exercise price of the FirstFire October 19th Warrants, the holder shall have the right to reduce the exercise price to such lower price. At any time when the market price (the highest traded price of our Common Stock during the 30 trading days prior to the exercise notice), is in excess of the exercise price, the holder of the FirstFire October 19th Warrants shall have the right to exercise the FirstFire October 19th Warrants by means of a “cashless exercise” in accordance with the formula provided in the FirstFire October 19th Warrants.

October 20th Financing Transaction

Effective October 20, 2023, we entered into a securities purchase agreement (the “Mast Hill October 20th SPA”) with Mast Hill Fund, L.P., a Delaware limited partnership (“Mast Hill”), pursuant to which we sold, and Mast Hill purchased, (i) a convertible promissory note in the principal amount of $835,000 (the “Mast Hill October 20th Note”), (ii) warrants to purchase 361,832 shares of Common Stock (the “Mast Hill October 20th Warrants”), and (iii) 83,497 shares of Common Stock (the “Mast Hill October 20th Shares”), for an aggregate purchase price of $751,500 (the “Mast Hill October 20th Transaction”), and we also entered into a registration rights agreement with Mast Hill (the “Mast Hill October 20th RRA”). The Mast Hill October 20th Transaction closed on October 20, 2023, and on such date pursuant to the Mast Hill October 20th SPA, Mast Hill’s legal expenses of $7,500 were paid from the gross purchase price, our broker-dealer in connection with the transaction was paid $57,240 from the gross purchase price, we received net funding of $686,760, and the Mast Hill October 20th Note, Mast Hill October 20th Warrants, and Mast Hill October 20th Shares were issued to Mast Hill.

The Mast Hill October 20th Note matures 12 months following the issue date, accrues guaranteed interest of 10% per annum (with the first 12 months of interest guaranteed and earned in full as of issuance of the note), is unsecured, and is required to be repaid $139,177.80/month for 6 months beginning February 19, 2024, with additional payments of $27,955.80/month due on August 19, 2024, and September 19, 2024, and all other amounts under the note due on October 19, 2024. The Mast Hill October 20th Note is convertible into shares of Common Stock at the election of the holder at a conversion price equal to $1.50/share subject to adjustment as provided in the Mast Hill October 20th Note (the “Conversion Price”). The Conversion Price shall be adjusted if an Event of Default (as such term is defined in the Mast Hill October 20th Note, and which includes any failure to pay monthly amortization payments as required by the Mast Hill October 20th Note) has occurred, in which case the Conversion Price shall mean the lesser of (i) 75% of $1.50/share (which percentage shall be reduced by 10% for each 30 calendar day period that passes after the Event of Default, but shall not be reduced lower than 50%), or (ii) 90% of the lowest volume-weighted average price on any trading day (any day that shares of Common Stock are listed for trading or quotation on any exchange or trading market is listed or traded, or if the Common Stock is not listed or traded, any calendar day) during the 5 trading days prior to the conversion date (which percentage shall be reduced to 87.5% if the Company has failed to make a required monthly payment); provided, however, that the holder may not convert the Mast Hill October 20th Note to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of the issued and outstanding Common Stock. In addition, if at any time while the convertible note remains outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable conversion price of the convertible note, the holder of the convertible note shall have the right to reduce the conversion price to such lower price. Finally, the holder is entitled to deduct $1,750 from the conversion amount in each note conversion to cover the holder’s fees associated with the conversion, provided that the gross conversion amount in that conversion is at least $25,000.

The Mast Hill October 20th Warrants have a 5-year term, are exercisable on a cashless basis, and have an exercise price of $1.50, subject to customary anti-dilution adjustments. In addition, subject to certain limited exceptions, if at any time while the Mast Hill October 20th Warrants remain outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable exercise price of the Mast Hill October 20th Warrants, the holder shall have the right to reduce the exercise price to such lower price. At any time when the market price (the highest traded price of our Common Stock during the 30 trading days prior to the exercise notice), is in excess of the exercise price, the holder of the Mast Hill October 20th Warrants shall have the right to exercise the Mast Hill October 20th Warrants by means of a “cashless exercise” in accordance with the formula provided in the Mast Hill October 20th Warrants.

December 12th Financing Transaction

Effective December 12, 2023, we entered into another securities purchase agreement (the “Mast Hill December 12th SPA”) with Mast Hill, pursuant to which we sold, and Mast Hill purchased, (i) a convertible promissory note in the principal amount of $835,000 (the “Mast Hill December 12th Note”), (ii) warrants to purchase 361,832 shares of Common Stock (the “Mast Hill December 12th Warrants”), and (iii) 83,497 shares of Common Stock (the “Mast Hill December 12th Shares”), for an aggregate purchase price of $751,500 (the “Mast Hill December 12th Transaction”), and we also entered into a registration rights agreement with Mast Hill (the “Mast Hill December 12th RRA”). The Mast Hill December 12th Transaction closed on December 12, 2023, and on such date pursuant to the Mast Hill December 12th SPA, Mast Hill’s legal expenses of $15,000 were paid from the gross purchase price, our broker-dealers in connection with the transaction were paid $63,000 from the gross purchase price, we received net funding of $673,500, and the Mast Hill December 12th Note, Mast Hill December 12th Warrants, and Mast Hill December 12th Shares were issued to Mast Hill.

The Mast Hill December 12th Note matures 12 months following the issue date, accrues guaranteed interest of 10% per annum (with the first 12 months of interest guaranteed and earned in full as of issuance of the note), is unsecured, and is required to be repaid $139,177.80/month for 6 months beginning April 11, 2024, with additional payments of $27,955.80/month due on October 11, 2024, and November 11, 2024, and all other amounts under the note due on December 11, 2024. The Mast Hill December 12th Note is convertible into shares of Common Stock at the election of the holder at a conversion price equal to $1.50/share subject to adjustment as provided in the Mast Hill December 12th Note (the “Conversion Price”). The Conversion Price shall be adjusted if an Event of Default (as such term is defined in the Mast Hill December 12th Note, and which includes any failure to pay monthly amortization payments as required by the Mast Hill December 12th Note) has occurred, in which case the Conversion Price shall mean the lesser of (i) 75% of $1.50/share (which percentage shall be reduced by 10% for each 30 calendar day period that passes after the Event of Default, but shall not be reduced lower than 50%), or (ii) 90% of the lowest volume-weighted average price on any trading day (any day that shares of Common Stock are listed for trading or quotation on any exchange or trading market is listed or traded, or if the Common Stock is not listed or traded, any calendar day) during the 5 trading days prior to the conversion date (which percentage shall be reduced to 87.5% if the Company has failed to make a required monthly payment); provided, however, that the holder may not convert the Mast Hill December 12th Note to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of the issued and outstanding Common Stock. In addition, if at any time while the convertible note remains outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable conversion price of the convertible note, the holder of the convertible note shall have the right to reduce the conversion price to such lower price. Finally, the holder is entitled to deduct $1,750 from the conversion amount in each note conversion to cover the holder’s fees associated with the conversion, provided that the gross conversion amount in that conversion is at least $25,000.

The Mast Hill December 12th Warrants have a 5-year term, are exercisable on a cashless basis, and have an exercise price of $1.50, subject to customary anti-dilution adjustments. In addition, subject to certain limited exceptions, if at any time while the Mast Hill December 12th Warrants remain outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable exercise price of the Mast Hill December 12th Warrants, the holder shall have the right to reduce the exercise price to such lower price. At any time when the market price (the highest traded price of our Common Stock during the 30 trading days prior to the exercise notice), is in excess of the exercise price, the holder of the Mast Hill December 12th Warrants shall have the right to exercise the Mast Hill December 12th Warrants by means of a “cashless exercise” in accordance with the formula provided in the Mast Hill December 12th Warrants.

December 19th Financing Transaction

Effective December 19, 2023, we entered into another securities purchase agreement (the “FirstFire December 19th SPA”) with FirstFire, pursuant to which we sold, and FirstFire purchased, (i) a convertible promissory note in the principal amount of $277,777.78 (the “FirstFire December 19th Note”), (ii) warrants to purchase 120,370 shares of Common Stock (the “FirstFire December 19th Warrants”), and (iii) 27,777 shares of Common Stock (the “FirstFire December 19th Shares”), for an aggregate purchase price of $250,000 (the “FirstFire December 19th Transaction”), and we also entered into a registration rights agreement with FirstFire (the “FirstFire December 19th RRA”). The FirstFire December 19th Transaction closed on December 19, 2023, and on such date pursuant to the FirstFire December 19th SPA, FirstFire’s legal expenses of $2,500 were paid from the gross purchase price, our broker-dealers in connection with the transaction were paid $20,000 from the gross purchase price, we received net funding of $227,500, and the FirstFire December 19th Note, FirstFire December 19th Warrants, and FirstFire December 19th Shares were issued to FirstFire.

The FirstFire December 19th Note matures 12 months following the issue date, accrues guaranteed interest of 10% per annum (with the first 12 months of interest guaranteed and earned in full as of issuance of the note), is unsecured, and is required to be repaid $46,300/month for 6 months beginning April 18, 2024, with additional payments of $9,300/month due on October 18, 2024, and November 18, 2024, and all other amounts under the note due on December 18, 2024. The FirstFire December 19th Note is convertible into shares of Common Stock at the election of the holder at a conversion price equal to $1.50/share subject to adjustment as provided in the FirstFire December 19th Note (the “Conversion Price”). The Conversion Price shall be adjusted if an Event of Default (as such term is defined in the FirstFire December 19th Note, and which includes any failure to pay monthly amortization payments as required by the FirstFire December 19th Note) has occurred, in which case the Conversion Price shall mean the lesser of (i) 75% of $1.50/share (which percentage shall be reduced by 10% for each 30 calendar day period that passes after the Event of Default, but shall not be reduced lower than 50%), or (ii) 90% of the lowest volume-weighted average price on any trading day (any day that shares of Common Stock are listed for trading or quotation on any exchange or trading market is listed or traded, or if the Common Stock is not listed or traded, any calendar day) during the 5 trading days prior to the conversion date (which percentage shall be reduced to 87.5% if the Company has failed to make a required monthly payment); provided, however, that the holder may not convert the FirstFire December 19th Note to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of the issued and outstanding Common Stock. In addition, if at any time while the convertible note remains outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable conversion price of the convertible note, the holder of the convertible note shall have the right to reduce the conversion price to such lower price. Finally, the holder is entitled to deduct $1,750 from the conversion amount in each note conversion to cover the holder’s fees associated with the conversion, provided that the gross conversion amount in that conversion is at least $25,000.

The FirstFire December 19th Warrants have a 5-year term, are exercisable on a cashless basis, and have an exercise price of $1.50, subject to customary anti-dilution adjustments. In addition, subject to certain limited exceptions, if at any time while the FirstFire December 19th Warrants remain outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable exercise price of the FirstFire December 19th Warrants, the holder shall have the right to reduce the exercise price to such lower price. At any time when the market price (the highest traded price of our Common Stock during the 30 trading days prior to the exercise notice), is in excess of the exercise price, the holder of the FirstFire December 19th Warrants shall have the right to exercise the FirstFire December 19th Warrants by means of a “cashless exercise” in accordance with the formula provided in the FirstFire December 19th Warrants.

January 9th Financing Transaction

Effective January 9, 2024, we entered into another securities purchase agreement (the “Mast Hill January 9th SPA”) with Mast Hill, pursuant to which we sold, and Mast Hill purchased, (i) a convertible promissory note in the principal amount of $774,444.44 (the “Mast Hill January 9th Note”), (ii) warrants to purchase 335,591 shares of Common Stock (the “Mast Hill January 9th Warrants”), and (iii) 77,441 shares of Common Stock (the “Mast Hill January 9th Shares”), for an aggregate purchase price of $696,999.99 (the “Mast Hill January 9th Transaction”), and we also entered into a registration rights agreement with Mast Hill (the “Mast Hill January 9th RRA”). The Mast Hill January 9th Transaction was the final transaction that was part of the Financing Transactions and closed on January 9, 2024, and on such date pursuant to the Mast Hill January 9th SPA, Mast Hill’s legal expenses of $13,500 were paid from the gross purchase price, our broker-dealers in connection with the transaction were paid $55,758 from the gross purchase price, we received net funding of $627,741.99, and the Mast Hill January 9th Note, Mast Hill January 9th Warrants, and Mast Hill January 9th Shares were issued to Mast Hill.

The Mast Hill January 9th Note matures 12 months following the issue date, accrues guaranteed interest of 10% per annum (with the first 12 months of interest guaranteed and earned in full as of issuance of the note), is unsecured, and is required to be repaid $129,084.40/month for 6 months beginning May 8, 2024, with additional payments of $25,928.40/month due on November 8, 2024, and December 8, 2024, and all other amounts under the note due on January 8, 2025. The Mast Hill January 9th Note is convertible into shares of Common Stock at the election of the holder at a conversion price equal to $1.50/share subject to adjustment as provided in the Mast Hill January 9th Note (the “Conversion Price”). The Conversion Price shall be adjusted if an Event of Default (as such term is defined in the Mast Hill January 9th Note, and which includes any failure to pay monthly amortization payments as required by the Mast Hill January 9th Note) has occurred, in which case the Conversion Price shall mean the lesser of (i) 75% of $1.50/share (which percentage shall be reduced by 10% for each 30 calendar day period that passes after the Event of Default, but shall not be reduced lower than 50%), or (ii) 90% of the lowest volume-weighted average price on any trading day (any day that shares of Common Stock are listed for trading or quotation on any exchange or trading market is listed or traded, or if the Common Stock is not listed or traded, any calendar day) during the 5 trading days prior to the conversion date (which percentage shall be reduced to 87.5% if the Company has failed to make a required monthly payment); provided, however, that the holder may not convert the Mast Hill January 9th Note to the extent that such conversion would result in the holder’s beneficial ownership of Common Stock being in excess of 4.99% of the issued and outstanding Common Stock. In addition, if at any time while the convertible note remains outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable conversion price of the convertible note, the holder of the convertible note shall have the right to reduce the conversion price to such lower price. Finally, the holder is entitled to deduct $1,750 from the conversion amount in each note conversion to cover the holder’s fees associated with the conversion, provided that the gross conversion amount in that conversion is at least $25,000.

The Mast Hill January 9th Warrants have a 5-year term, are exercisable on a cashless basis, and have an exercise price of $1.50, subject to customary anti-dilution adjustments. In addition, subject to certain limited exceptions, if at any time while the Mast Hill January 9th Warrants remain outstanding, we grant any option to purchase, sell or grant any right to reprice, or otherwise dispose of, issue or sell any shares of our Common Stock or securities or rights convertible into or exercisable for shares of our Common Stock, at a price below the then-applicable exercise price of the Mast Hill January 9th Warrants, the holder shall have the right to reduce the exercise price to such lower price. At any time when the market price (the highest traded price of our Common Stock during the 30 trading days prior to the exercise notice), is in excess of the exercise price, the holder of the Mast Hill January 9th Warrants shall have the right to exercise the Mast Hill January 9th Warrants by means of a “cashless exercise” in accordance with the formula provided in the Mast Hill January 9th Warrants.

The aggregate amount of these agreements is $3,000,000 (the Commitment), with the first Promissory Note having a principal amount of $277,778 and a purchase amount of $250,000. Each Note will carry an interest rate of 10% per year in addition to the 10% Original Issuer Discount (“OID”). The Company received net proceeds of $220,000 after deduction of the 10% OID, brokers commission of $20,000 and Investor’s legal expenses of $10,000.

The Note Holder is restricted from holding more than 4.99% of the Company’s outstanding common shares at any time.

The Investor received additional compensation comprised of i) the issue of common shares (the commitment shares) amounting to 10% of each Promissory Note amount, and 2) 120,370 warrants to purchase common shares at $1.50 per share during a period of five years from the date of the Promissory Note.

The Note Holder has the option to convert all or a part of the outstanding debt into common stock at a fixed conversion rate of $1.50 provided that the loan is not in default.

On October 18, 2023, the Company issued 27,777 common shares to the Note Holder in accordance with the Share Purchase agreement together with 120,370 five year warrants. This warrant number is derived from the percentage that 1,300,000 warrants bear to a total purchase commitment of $3,000,000.

On October 19, 2023, a Note and other ancillary documents were signed in connection with a second tranche of funding under the First Fire umbrella commitment. The Promissory Note Holder is Mast Hill Fund, LLC. The gross amount of the Promissory Note is $835,000 and the purchase amount, after deducting the OID is $751,500. The Company received net proceeds of $686,760 after deduction of the brokers commission of $57,240 and Investor’s legal expenses of $7,500.The Investor received additional compensation comprised of i) the issue of common shares (the commitment shares) amounting to 10% of each Promissory Note amount, and 360,805 warrants to purchase common shares at $1.50 per share during a period of five years from the date of the Promissory Note.

On October 19, 2023, the Company issued 83,497 common shares to the Note Holder in accordance with the Share Purchase agreement together with 361,832 5-year warrants.

Both of the above referenced Promissory Notes call for monthly payments of principal and interest in the aggregate of $185,478 commencing on February 18/19, 2024.

On November 6, 2023, the Company signed two agreements with Aspire North America, LLC, (“Aspire”) as follows:

a)	Manufacturing & Supply Agreement (“MSA”)

b)	Exclusive Distribution Agreement (“EDA”)

Aspire is a leading Los Angeles based, developer, manufacturer and marketer of cannabis vaporizer hardware.

The MSA provides for the Company, as a client of Aspire, to manufacture at Client’s Facility finished consumer vaporization goods using the products, filling Machines, their respective patents and other IP Rights embodied therein, and to fill with Client’s Finished Oils (collectively, “Finished Goods”); and (b) sell and distribute the Client Products as part of Client’s Finished Goods throughout the Territory (collectively, "Limited Distribution License").

The EDA provides for the Company, in the role of “Supplier” to award a worldwide “Master Distributor” agreement back to Ispire for all the supplier’s celebrity and influencer products produced by the Company. Ispire agrees not to sell nicotine-based products in North America.

NOTE 15 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of these financial statements.

Effective January 1, 2023, HempBox Vending, Inc.(“HVI”) a wholly owned subsidiary of the Company entered into a joint venture operating agreement (the “Operating Agreement”) with Weedsies Mobile, LLC (“Weedsies)”, a Florida limited liability company, to operate a joint venture entity (the “Joint Venture”) in Florida, Weedsies Vending, LLC which will market the Hemp related products of Weedsies using automated kiosks provided by HempBox Vending. Pursuant to the Operating Agreement, the Joint Venture will be owned 50% by each of HVI and Weedsies, HVI and Weedsies are both required to fund $1,000 to the Joint Venture. HVI will be responsible for provision of the self-service vending kiosks and will be responsible for technology and marketing support as well as accounting, financial services, and tax preparation for the Joint Venture. Weedsies will be responsible for installations, repair, customer service, marketing support, billing, and reconciliations to the Joint Venture.

On February 8, 2023, the Company signed, as guarantor, a lease agreement between US Tobacco de Mexico S.A. de C.V. (“UST” a related party) and Grupo Fimher, S. de R.I. de C.V. (“Fimher”) for the lease of 43,000 sf of manufacturing space located in Tijuana, Mexico. The term of the lease is three years, commencing on March 1, 2023. The first year’s rent payment is $18,622 per month, with 3.5% inflation increases on the first and second anniversaries of the lease. The estimated total contingent liability at lease inception will be $694,159.31. Hempacco Co., Inc. and Hempacco Paper Co., Inc. are sub-tenants of UST and will manufacture products at this facility.

On February 8, 2023, the Company’s subsidiary – Hempacco paper Co., Inc. -  leased the above referenced space for an initial period of one year for a monthly rental of $2,500. Hempacco paper will use this facility for the manufacture of all its paper products.

Effective January 30, 2023, Hempacco Co., Inc. (the “Company”) entered into a joint venture operating agreement (the “Operating Agreement”) with Alfalfa Holdings, LLC (“Alfalfa”), a California limited liability company, to operate a joint venture entity (the “Joint Venture”) in California, HPDG, LLC, which will market and sell hemp smokables products. Pursuant to the Operating Agreement, the Joint Venture will be owned 50% by each of the Company and Alfalfa, the Company is required to fund $10,000 to the Joint Venture, manufacture Joint Venture product, and provide accounting, inventory management, staff training, and trade show and marketing services for the Joint Venture. Alfalfa is required to provide online marketing and promotion, design and branding, and brand management and development services to the Joint Venture, as well as Snoop Dogg attendance and appearances at Joint Venture events subject to professional availability, and subject to a separate Talent License and Services Agreement between the Joint Venture and Alfalfa as described below (the “Services Agreement”).

In connection with the Operating Agreement, effective January 30, 2023, the Joint Venture entered into the Services Agreement with Spanky’s Clothing, Inc., and Calvin Broadus, Jr. p/k/a “Snoop Dogg” (collectively “Talent”), pursuant to which Talent will endorse the Joint Venture’s smokable hemp products and serve as a spokesperson for the products in the United States, and the Joint Venture shall (i) pay Talent’s legal expenses of $7,500 in connection with entering into the Operating Agreement and Services Agreement; (ii) cause the Company to issue to Talent a fully vested warrant to acquire 450,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Warrants”); (iii) cause the Company to issue to Talent’s designee a fully vested warrant to acquire 50,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Designee Warrants”); and (iv) pay Talent royalties of 10% of Joint Venture gross revenue, with minimum annual royalty payments of $450,000 by the end of the first two years of the initial term of the Services Agreement, an additional $600,000 by the end of the third year of the initial term, and an additional $1,200,000 by the end of the fourth year of the initial term. On or about January 30, 2023, the Company issued the Talent Warrants and Talent Designee Warrants as required by the Services Agreement.

Effective February 1, 2023, the Company through its representative in Warsaw, Poland filed the equivalent of Articles of Incorporation with the court to create Hempacco Europe Sp.z.o.o. (an LLC equivalent) the corporate entity through which the Company will distribute its smokable products throughout the EU. Ownership of the entity rests with Hempacco Co., Inc. -99% and Jakub Duda an individual -1%.

On February 9, 2023, Hempacco Co., Inc. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, and EF Hutton, a division of Benchmark Investments, LLC, as representatives (the “Representatives”) of the underwriters (the “Underwriters”) in connection with the public offering of the Company. The Underwriting Agreement provides for the offer and sale of 4,200,000 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at a price to the public of $1.50 per share (the “Offering”). In connection therewith, the Company agreed to issue to the Representatives and/or their designees 338,100 warrants to purchase shares of Common Stock, exercisable from February 14, 2023, through February 10, 2028, and initially exercisable at $1.50 per share subject to adjustment as provided therein (the “Representatives’ Warrants”). The Company also granted the Underwriters an option (the “Option”) for a period of 45 days to purchase up to an additional 630,000 shares of Common Stock. The Offering is being made pursuant to a Registration Statement on Form S-1 (File No. 333-269566) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on February 9, 2023.

On February 11, 2023, the Underwriters exercised the Option in full, and on February 14, 2023, the Offering was completed. At the closing of the Offering, the Company (i) sold an aggregate of 4,830,000 shares of Common Stock for total gross proceeds of $7,245,000, and (ii) issued the Representatives’ Warrants as directed by the Representatives. After deducting underwriter commissions and Offering expenses, the Company received net proceeds of $6,610,400.

The Underwriting Agreement includes customary representations, warranties, and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), or contribute to payments the Underwriter may be required to make because of any of those liabilities.

On or about February 10, 2023, a Motion to Dismiss the Longside Ventures LLC et al lawsuit (see note 14 above) was filed in the New York District Court    for the Southern District of New York. At the time of the publication of these financial statements, no  response has yet been received from the court.

On April 6, 2023, the Company received a letter notification from the Nasdaq Capital Market (“Nasdaq”) advising of our non-compliance with Nasdaq listing rules in that the Company had failed to maintain its stock price at above $1.00 for a period of 30-days. The Nasdaq rules provide for a period of 180 days in which the Company must regain compliance. This period expires on October 3, 2023.

On April 20, 2023, the Company received a further letter notification from Nasdaq advising of our non-compliance with Nasdaq listing rules in that the Company had failed to submit its annual report on Form 10-K to the Securities and Exchange Commission by the stipulated due date plus any extension granted. The Nasdaq rules require that the Company submit a detailed plan of action explaining how the Company will remedy this situation and regain compliance. The report must be submitted within 60 days, which period expires on June 20, 2023.